SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	1.3662	1.3193
Year-end SGD:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	1.3662	1.3193	1.3404
Average SGD:US$1 exchange rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	1.3363	1.3428	1.3787